Note 8 - Fixed assets (Detail) - Components of Fixed Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 296,112	$ 253,018
Accumulated Depreciation	189,101	158,868
Net	107,011	94,150
Land [Member]
Cost	3,093	3,093
Net	3,093	3,093
Building [Member]
Cost	14,507	14,442
Accumulated Depreciation	4,953	4,455
Net	9,554	9,987
Vehicles [Member]
Cost	28,123	26,030
Accumulated Depreciation	21,494	19,827
Net	6,629	6,203
Furniture And Equipment [Member]
Cost	71,906	63,504
Accumulated Depreciation	51,047	44,305
Net	20,859	19,199
Computer Equipment And Software [Member]
Cost	118,934	98,535
Accumulated Depreciation	81,316	66,123
Net	37,618	32,412
Leasehold Improvements [Member]
Cost	59,549	47,414
Accumulated Depreciation	30,291	24,158
Net	$ 29,258	$ 23,256